Investments - Scheduled Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Due in one year or less	$ 191,375	$ 271,613
Due after one through five years	1,237,192	935,615
Due after five through ten years	1,050,989	1,047,461
Due after ten years	11,064	23,296
Asset-backed securities	52,242	74,762
Amortized Cost	2,542,862	2,352,747
Fair Value
Due in one year or less	189,729	270,428
Due after one through five years	1,162,259	862,747
Due after five through ten years	959,633	875,947
Due after ten years	11,189	21,709
Asset-backed securities	48,211	68,558
Fair Value	$ 2,371,021	$ 2,099,389